Research And Development Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and Development Expense [Abstract]
Total expenses	$ 263,314	$ 276,458	$ 288,668
Less - grants and participations	(42,832)	(43,071)	(47,576)
Research and development, net	$ 220,482	$ 233,387	$ 241,092